                                            SEMI-ANNUAL REPORT DECEMBER 31, 1996

CUTLER EQUITY INCOME FUND                      Cutler & Company LLC         Forum Financial
CUTLER APPROVED LIST EQUITY FUND               503 Airport Road                       Corp.
                                               Medford, Oregon 97504    Two Portland Square
                                                                            Portland, Maine
                                                                                      04101

To The Cutler Trust Shareholders:

We are pleased to present this semi-annual report, and our thoughts on the performance of the portfolios of The Cutler Trust, for the six months ending December 31, 1996.

Our Equity Income Fund had excellent results for the second half of 1996, outperforming the average of its mutual fund peer group as well as the general stock market. The Fund's total return of 12.31% was significantly better than the 10.35% total return of Lipper Equity Income Index of funds and the 11.68% achieved by S&P 500 index of common stocks.

During the quarter ending June 30, 1996, we made shifts in the Equity Income portfolio holdings to recognize new dynamics in the marketplace. Our stringent quality, capitalization, and yield bias remain unchanged. In our view, the marketplace is rewarding large global players who are making efforts to enhance shareholder value (raising dividends, buying back stock, spinning off divisions and such). Accordingly, we now give somewhat more weight to total performance potential than we have in the past. At a time when the market is rewarding investors only slightly through dividend yield, we believe this will enhance returns over adherence to a strict yield component.

Our Approved List Fund also showed good results for the period. Its total return of 8.89% lagged the 11.28% total return of the Lipper Growth & Income as well as the S&P 500. During the first quarter of 1997, we will review the investment strategy of this Fund as we did with the Equity Income portfolio to take better advantage of the changing dynamics in the economy and marketplace.

The Government Securities Fund was closed at the end of the period. With the expansion of our Fixed Income Department in Indianapolis, Cutler & Company can now offer individual fixed income portfolio management.

We remain optimistic on the economic front, with corporate earnings advancing and inflation in check. Should the outlook change, we will respond prudently.

We appreciate your confidence in our management as evidenced by our increase in assets in the Funds.

[KENNETH CUTLER SIGNATURE]                [BROOKE ASHLAND SIGNATURE]
Kenneth R. Cutler                         Brooke C. Ashland
Chairman of the Board                     Chief Executive Officer
The Cutler Trust                          Cutler & Company LLC

THE CUTLER TRUST

CUTLER EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             COMMON STOCK (98.2%)

             BANKS (8.8%)
    21,000   J.P. Morgan & Company, Inc.                                             $2,050,125
    46,700   KeyCorp                                                                  2,358,350
                                                                                     ----------
                                                                                      4,408,475
                                                                                     ----------

             CHEMICALS (8.7%)
    21,100   Clorox Company                                                           2,117,914
    23,400   E.I. du Pont de Nemours & Company                                        2,208,376
                                                                                     ----------
                                                                                      4,326,290
                                                                                     ----------

             COMPUTER & OFFICE EQUIPMENT (3.9%)
    35,500   Pitney Bowes, Inc.                                                       1,934,750
                                                                                     ----------

             DRUGS & PHARMACEUTICALS (9.1%)
    20,800   Bristol-Myers Squibb Company                                             2,262,000
    31,500   Eli Lilly & Company                                                      2,299,500
                                                                                     ----------
                                                                                      4,561,500
                                                                                     ----------

             ELECTRIC, GAS, & UTILITY COMPANIES (3.4%)
    36,200   Duke Power Company                                                       1,674,250
                                                                                     ----------

             ELECTRICAL MACHINERY (8.7%)
    21,500   Emerson Electric Company                                                 2,080,125
    22,700   General Electric Company                                                 2,244,444
                                                                                     ----------
                                                                                      4,324,569
                                                                                     ----------

             FINANCIAL SERVICES (3.9%)
    18,600   Marsh & McLennan Companies, Inc.                                         1,934,400
                                                                                     ----------

THE CUTLER TRUST

CUTLER EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             FOOD & SOFT DRINKS (6.5%)
    16,000   Campbell Soup Company                                                   $1,284,000
    55,100   H.J. Heinz Company                                                       1,969,837
                                                                                     ----------
                                                                                      3,253,837
                                                                                     ----------

             FOREST PRODUCTS (3.4%)
    36,300   Weyerhaeuser Company                                                     1,719,713
                                                                                     ----------

             GENERAL MERCHANDISE TRADE (6.2%)
    33,400   J.C. Penney Company, Inc.                                                1,628,250
    30,900   May Department Stores Company                                            1,444,575
                                                                                     ----------
                                                                                      3,072,825
                                                                                     ----------

             GLASS, OTHER BUILDING MATERIALS (3.9%)
    35,000   PPG Industries, Inc.                                                     1,964,375
                                                                                     ----------

             LIFE INSURANCE (3.9%)
    36,900   Lincoln National Corporation                                             1,937,250
                                                                                     ----------

             PETROLEUM PRODUCTS (8.4%)
    32,300   Chevron Corporation                                                      2,099,500
    21,200   Exxon Corporation                                                        2,077,600
                                                                                     ----------
                                                                                      4,177,100
                                                                                     ----------

             PRINTING & PUBLISHING (4.1%)
    27,300   Gannett Company, Inc.                                                    2,044,088
                                                                                     ----------

             SPECIALTY CHEMICAL PRODUCTS (4.6%)
    27,700   Minnesota Mining & Manufacturing Company                                 2,295,639
                                                                                     ----------

THE CUTLER TRUST

CUTLER EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             TRANSPORTATION EQUIPMENT (6.8%)
    19,400   Rockwell International Corporation                                      $1,180,975
    33,800   United Technologies Corporation                                          2,230,800
                                                                                     ----------
                                                                                      3,411,775
                                                                                     ----------

             VOICE & DATA TRANSMISSION (3.9%)
    47,600   BellSouth Corporation                                                    1,921,851
                                                                                     ----------

             TOTAL COMMON STOCK (COST $37,050,467)                                   48,962,687
                                                                                     ----------

             SHORT TERM HOLDINGS (1.8%)
   524,807   Forum Daily Assets Treasury Fund                                           524,807
   374,771   1784 U.S. Treasury Money Market Fund                                       374,771
                                                                                     ----------

             TOTAL SHORT TERM HOLDINGS (COST $899,578)                                  899,578
                                                                                     ----------

             TOTAL INVESTMENTS (100.0%) (COST $37,950,045)                           $49,862,265
                                                                                     ----------
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             COMMON STOCK (97.9%)

             ALCOHOLIC BEVERAGES (1.0%)
     8,000   Anheuser-Busch Companies, Inc.                                          $  320,000
                                                                                     ----------

             AMUSEMENT & RECREATION SERVICES (0.9%)
     4,100   The Walt Disney Company                                                    285,466
                                                                                     ----------

             BANKS (8.7%)
     7,535   Banc One Corporation                                                       324,005
     4,400   First Union Corporation                                                    325,600
     3,300   J.P. Morgan & Company, Inc.                                                322,166
     7,500   KeyCorp                                                                    378,750
     3,600   NationsBank Corporation                                                    351,900
     7,700   Norwest Corporation                                                        334,950
     9,000   PNC Bank Corporation                                                       338,630
     5,900   Wachovia Corporation                                                       333,350
                                                                                     ----------
                                                                                      2,709,351
                                                                                     ----------

             BUSINESS SERVICES (0.9%)
     6,600   Automatic Data Processing, Inc.                                            282,975
                                                                                     ----------

             CHEMICALS (7.4%)
     5,100   Air Products & Chemicals, Inc.                                             352,541
     3,300   Clorox Company                                                             331,238
     2,600   Dow Chemical Company                                                       203,775
     3,800   E.I. du Pont de Nemours & Company                                          358,626
    11,000   Monsanto Company                                                           427,629
     7,100   Morton International, Inc.                                                 289,325
     4,100   Rohm & Haas Company                                                        334,666
                                                                                     ----------
                                                                                      2,297,800
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             COMMUNICATIONS EQUIPMENT (1.3%)
     2,393   Lucent Technologies, Inc.                                               $  110,677
     4,800   Motorola, Inc.                                                             294,602
                                                                                     ----------
                                                                                        405,279
                                                                                     ----------

             COMPUTER & OFFICE EQUIPMENT (1.9%)
     5,800   Hewlett-Packard Company                                                    291,450
     5,600   Pitney Bowes, Inc.                                                         305,200
                                                                                     ----------
                                                                                        596,650
                                                                                     ----------

             DRUGS & PHARMACEUTICALS (8.8%)
     6,000   Abbott Laboratories                                                        304,501
     3,300   Bristol-Myers Squibb Company                                               358,875
     5,000   Eli Lilly & Company                                                        365,000
     6,400   Johnson & Johnson                                                          318,400
     4,200   Merck & Company, Inc.                                                      332,850
     4,500   Pfizer, Inc.                                                               372,938
     4,800   Schering-Plough Corporation                                                310,800
     5,200   Warner-Lambert Company                                                     390,000
                                                                                     ----------
                                                                                      2,753,364
                                                                                     ----------

             DRUGSTORES (1.1%)
     8,300   Walgreen Company                                                           332,000
                                                                                     ----------

             DURABLE GOODS-WHOLESALE (1.0%)
     4,000   W.W. Grainger, Inc.                                                        321,000
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             ELECTRIC, GAS, & UTILITY COMPANIES (5.0%)
     9,500   Baltimore Gas and Electric Company                                      $  254,125
     5,800   Consolidated Natural Gas Company                                           320,450
     5,400   Duke Power Company                                                         249,751
     7,700   Florida Progress Corporation                                               248,326
     5,300   Northern States Power Company                                              243,140
     9,000   Wisconsin Energy Corporation                                               241,878
                                                                                     ----------
                                                                                      1,557,670
                                                                                     ----------

             ELECTRICAL MACHINERY (3.7%)
     6,100   AMP, Inc.                                                                  234,089
     3,400   Emerson Electric Company                                                   328,951
     3,600   General Electric Company                                                   355,953
     5,200   Raytheon Company                                                           250,250
                                                                                     ----------
                                                                                      1,169,243
                                                                                     ----------

             FABRICATED METAL PRODUCTS (3.3%)
     5,300   Gillette Company                                                           412,075
     4,100   Illinois Tool Works, Inc.                                                  327,491
    10,200   Stanley Works                                                              275,400
                                                                                     ----------
                                                                                      1,014,966
                                                                                     ----------

             FINANCIAL SERVICES (1.0%)
     3,000   Marsh & McLennan Companies, Inc.                                           312,000
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             FOOD & SOFT DRINKS (9.5%)
    14,922   Archer Daniels Midland Company                                          $  328,284
     3,600   CPC International Inc.                                                     279,000
     4,500   Campbell Soup Company                                                      361,126
     6,400   Coca-Cola Company                                                          336,801
     4,600   General Mills, Inc.                                                        291,530
     7,750   H.J. Heinz Company                                                         277,066
     7,600   Hershey Foods Corporation                                                  332,500
     3,300   Kellogg Company                                                            216,565
     8,800   PepsiCo, Inc.                                                              257,400
     8,000   Sara Lee Corporation                                                       298,000
                                                                                     ----------
                                                                                      2,978,272
                                                                                     ----------

             FOREST PRODUCTS (2.8%)
     3,400   Kimberly Clark Corporation                                                 323,850
     8,900   Westvaco Corporation                                                       255,880
     6,200   Weyerhaeuser Company                                                       293,728
                                                                                     ----------
                                                                                        873,458
                                                                                     ----------

             GENERAL MERCHANDISE TRADE (2.6%)
     5,700   J.C. Penney Company, Inc.                                                  277,875
     5,900   May Department Stores Company                                              275,825
    11,500   Wal-Mart Stores, Inc.                                                      263,064
                                                                                     ----------
                                                                                        816,764
                                                                                     ----------

             GLASS, OTHER BUILDING MATERIALS (2.2%)
     8,000   Corning, Inc.                                                              370,000
     5,800   PPG Industries, Inc.                                                       325,528
                                                                                     ----------
                                                                                        695,528
                                                                                     ----------

             GROCERY STORES (1.6%)
     7,300   Albertson's, Inc.                                                          260,065
     7,800   Winn-Dixie Stores, Inc.                                                    246,675
                                                                                     ----------
                                                                                        506,740
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             INDUSTRIAL & COMMERCIAL MACHINERY (0.9%)
     5,900   Dover Corporation                                                       $  296,475
                                                                                     ----------

             INSTRUMENTS & RELATED PRODUCTS (1.1%)
     7,800   Becton, Dickinson & Company                                                338,326
                                                                                     ----------

             LIFE INSURANCE (2.1%)
     5,900   Aon Corporation                                                            366,541
     5,300   Lincoln National Corporation                                               278,250
                                                                                     ----------
                                                                                        644,791
                                                                                     ----------

             MANUFACTURING CONGLOMERATES (0.9%)
     7,800   Hillenbrand Industries                                                     282,750
                                                                                     ----------

             PETROLEUM PRODUCTS (4.0%)
     3,800   Amoco Corporation                                                          305,900
     5,100   Chevron Corporation                                                        331,500
     3,300   Exxon Corporation                                                          323,400
     2,400   Mobil Corporation                                                          293,401
                                                                                     ----------
                                                                                      1,254,201
                                                                                     ----------

             PRINTING & PUBLISHING (4.6%)
     4,200   Gannett Company, Inc.                                                      314,476
     7,800   Knight-Ridder, Inc.                                                        298,350
     6,000   McGraw-Hill Companies, Inc.                                                276,750
     7,100   R.R. Donnelley & Sons Company                                              222,768
     4,000   Tribune Company                                                            315,503
                                                                                     ----------
                                                                                      1,427,847
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             PROPERTY & CASUALTY INSURANCE (4.2%)
     2,000   Allstate Corporation                                                    $  115,750
     2,950   American International Group, Inc.                                         319,339
     5,800   Chubb Corporation                                                          311,750
     1,800   General Re Corporation                                                     283,951
     4,700   St. Paul Companies, Inc.                                                   275,539
                                                                                     ----------
                                                                                      1,306,329
                                                                                     ----------

             RAILROADS (1.0%)
     3,400   Norfolk Southern Corporation                                               297,500
                                                                                     ----------

             SECURITIES, BROKERS, DEALERS, & ADVISORS (1.1%)
     4,400   Merrill Lynch & Company, Inc.                                              358,600
                                                                                     ----------

             SOAPS (2.1%)
     3,400   Colgate-Palmolive Company                                                  313,650
     3,200   Procter & Gamble Company                                                   344,000
                                                                                     ----------
                                                                                        657,650
                                                                                     ----------

             SPECIALTY CHEMICAL PRODUCTS (1.8%)
     5,200   International Flavors & Fragrances, Inc.                                   234,000
     4,000   Minnesota Mining & Manufacturing Company                                   331,395
                                                                                     ----------
                                                                                        565,395
                                                                                     ----------

             TRANSPORTATION EQUIPMENT (4.3%)
     3,514   Boeing Company                                                             373,804
     3,700   Johnson Controls, Inc.                                                     306,640
     5,100   Rockwell International Corporation                                         310,463
     5,400   United Technologies Corporation                                            356,400
                                                                                     ----------
                                                                                      1,347,307
                                                                                     ----------

THE CUTLER TRUST

CUTLER APPROVED LIST EQUITY FUND

PORTFOLIO OF INVESTMENTS  (continued)

DECEMBER 31, 1996 (Unaudited)

SHARES       SECURITY DESCRIPTION                                                      VALUE
             VOICE & DATA TRANSMISSION (4.3%)
     4,300   AT&T Corporation                                                        $  187,050
     4,600   Ameritech Corporation                                                      278,878
     4,400   Bell Atlantic Corporation                                                  284,901
     7,400   BellSouth Corporation                                                      298,776
     5,400   SBC Communications, Inc.                                                   279,450
                                                                                     ----------
                                                                                      1,329,055
                                                                                     ----------

             WHOLESALE TRADE-NONDURABLE GOODS (0.8%)
     7,700   Sysco Corporation                                                          251,215
                                                                                     ----------

             TOTAL COMMON STOCK (COST $20,379,376)                                   30,585,967
                                                                                     ----------

             SHORT TERM HOLDINGS (2.1%)

   649,821   Forum Daily Assets Treasury Fund                                           649,821
     5,940   1784 U.S. Treasury Money Market Fund                                         5,940
                                                                                     ----------

             TOTAL SHORT TERM HOLDINGS (COST $655,761)                                  655,761
                                                                                     ----------

             TOTAL INVESTMENTS (100.0%) (COST $21,035,137)                           $31,241,728
                                                                                     ----------
                                                                                     ----------

THE CUTLER TRUST

STATEMENTS OF ASSETS & LIABLILITIES

DECEMBER 31, 1996 (Unaudited)

                                                               CUTLER EQUITY
                                                                   INCOME       CUTLER APPROVED
                                                                    FUND        LIST EQUITY FUND
                                                              ----------------  ----------------
ASSETS:
    Investments, at value (a) (Note 1)                             $49,862,265       $31,241,728
    Interest, dividends and other receivables                           77,939            53,827
    Receivable for securities sold                                          --             7,920
    Receivable for Fund shares sold                                     59,255             2,576
                                                              ----------------  ----------------
Total Assets                                                        49,999,459        31,306,051
                                                              ----------------  ----------------

LIABILITIES:
    Dividends payable                                                    1,809             1,340
    Accrued fees and other expenses                                     72,713            40,968
    Payable for Fund shares redeemed                                    16,827           119,166
                                                              ----------------  ----------------
Total Liabilities                                                       91,349           161,474
                                                              ----------------  ----------------
NET ASSETS                                                         $49,908,110       $31,144,577
                                                              ----------------  ----------------
                                                              ----------------  ----------------

COMPONENTS OF NET ASSETS:
    Paid in Capital                                                $38,242,376       $21,191,498
    Undistributed net investment income                                  3,102             2,117
    Unrealized appreciation (depreciation) on investments           11,912,220        10,206,591
    Accumulated net realized gain (loss) on investments              (249,588)         (255,629)
                                                              ----------------  ----------------
NET ASSETS                                                         $49,908,110       $31,144,577
                                                              ----------------  ----------------
                                                              ----------------  ----------------

Shares of Beneficial Interest, No Par Value                          3,783,009         2,037,342
                                                              ----------------  ----------------
                                                              ----------------  ----------------

NET ASSET VALUE, offering price and redemption
 price per share                                                        $13.19            $15.29
                                                              ----------------  ----------------
                                                              ----------------  ----------------

(a) Cost of Investments                                            $37,950,045       $21,035,137

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (Unaudited)

                                                               CUTLER EQUITY
                                                                   INCOME       CUTLER APPROVED
                                                                    FUND        LIST EQUITY FUND
                                                              ----------------  ----------------
INVESTMENT INCOME:
    Interest income                                                    $16,375           $12,946
    Dividend income                                                    741,202           370,340
                                                              ----------------  ----------------
    Total investment income                                            757,577           383,286
                                                              ----------------  ----------------
EXPENSES:
    Advisory fees (Note 2)                                             178,658           112,989
    Management fees (Note 2)                                            23,821            15,065
    Transfer agent fees (Note 2)                                         7,319             6,889
    Shareholder services fees (Note 2)                                     523                --
    Custodian fees                                                       5,413             3,500
    Accounting fee (Note 2)                                             19,000            24,000
    Legal fees (Note 2)                                                  6,677             3,133
    Audit fee                                                            7,500             5,692
    Trustees fee                                                         7,145             4,558
    Registration fees                                                    6,573             3,801
    Miscellaneous                                                       23,315            14,516
                                                              ----------------  ----------------
    Total expenses                                                     285,944           194,143
    Fees waived (Note 2)                                                    --           (6,000)
                                                              ----------------  ----------------
Net expenses                                                           285,944           188,143
                                                              ----------------  ----------------
NET INVESTMENT INCOME                                                  471,633           195,143
                                                              ----------------  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold                       860,540         (236,791)
    Net change in unrealized appreciation (depreciation)
      on investments                                                 4,138,142         2,554,286
                                                              ----------------  ----------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      4,998,682         2,317,495
                                                              ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,470,315        $2,512,638
                                                              ----------------  ----------------
                                                              ----------------  ----------------

See Notes to Financial Statements.

THE CUTLER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 (Unaudited)

                                                               CUTLER                 CUTLER
                                                               EQUITY                APPROVED
                                                               INCOME               LIST EQUITY
                                                                FUND                   FUND
                                                        ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                        ----------  ---------  ----------  ---------
NET ASSETS -- 6/30/96                                   $46,285,366            $30,247,807
                                                        ----------             ----------

OPERATIONS:

  Net investment income                                    471,633                195,143
  Net realized gain (loss) on investments sold             860,540               (236,791)
  Net change in unrealized
     appreciation (depreciation) on investments          4,138,142              2,554,286
                                                        ----------             ----------
                                                         5,470,315              2,512,638
                                                        ----------             ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                   (489,285)              (204,530)
  Net realized capital gain on investments              (4,115,498)               (94,208)
                                                        ----------             ----------
                                                        (4,604,783)              (298,738)
                                                        ----------             ----------

CAPITAL SHARE TRANSACTIONS:

  Sale of shares                                         2,868,393    213,910   1,272,227     87,860
  Reinvestment of dividends                              4,551,373    348,315     294,637     19,724
  Cost of repurchasing shares                           (4,662,554)  (352,706) (2,883,994)  (202,813)
                                                        ----------  ---------  ----------  ---------
                                                         2,757,212    209,519  (1,317,130)   (95,229)
                                                        ----------  ---------  ----------  ---------
                                                        ----------  ---------  ----------  ---------

NET ASSETS -- 12/31/96 (Including line A)               $49,908,110            $31,144,577
                                                        ----------             ----------
                                                        ----------             ----------
(A) Accumulated undistributed net investment income     $    3,102             $    2,117
                                                        ----------             ----------
                                                        ----------             ----------

See Notes to Financial Statements.

THE CUTLER TRUST

FOR THE YEAR ENDED JUNE 30, 1996

                                                               CUTLER                 CUTLER
                                                               EQUITY                APPROVED
                                                               INCOME               LIST EQUITY
                                                                FUND                   FUND
                                                        ---------------------  ---------------------
                                                          Amount     Shares      Amount     Shares
                                                        ----------  ---------  ----------  ---------
NET ASSETS -- 6/30/95                                   $41,469,577            $21,889,870
                                                        ----------             ----------

OPERATIONS:

  Net investment income                                  1,263,474                446,083
  Net realized gain (loss) on investments sold           3,083,405                305,373
  Net change in unrealized
    appreciation (depreciation) on investments           4,913,660              4,740,968
                                                        ----------             ----------
                                                         9,260,539              5,492,424
                                                        ----------             ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net Investment income                                 (1,277,607)              (436,925)
  Net realized capital gain on investments                (535,464)                    --
                                                        ----------             ----------
                                                        (1,813,071)              (436,925)
                                                        ----------             ----------

CAPITAL SHARE TRANSACTIONS:

  Sale of shares                                         5,500,429    453,150   5,890,195    467,208
  Reinvestment of dividends                              1,796,759    144,973     427,059     31,973
  Cost of repurchasing shares                           (9,928,867)  (809,714) (3,014,816)  (235,675)
                                                        ----------  ---------  ----------  ---------
                                                        (2,631,679)  (211,591)  3,302,438    263,506
                                                        ----------  ---------  ----------  ---------
                                                                    ---------              ---------

NET ASSETS -- 6/30/96 (Including line A)                $46,285,366            $30,247,807
                                                        ----------             ----------
                                                        ----------             ----------

(A) Accumulated undistributed net investment income     $   20,754             $   11,504
                                                        ----------             ----------
                                                        ----------             ----------

See Notes to Financial Statements.

THE CUTLER TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1996 (Unaudited)

NOTE 1  SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Cutler Trust (the "Trust") was organized on October 2, 1992, as an open-end, management investment company under the Investment Company Act of 1940. The Trust currently has two diversified investment portfolios (individually a "Fund" and collectively the "Funds"). The Cutler Equity Income Fund and Cutler Approved List Equity Fund each commenced operations on December 30, 1992. A third portfolio, the Cutler Government Securities Fund, ceased operations on December 27, 1996.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Trust's financial statements are prepared in accordance with generally accepted accounting principles and based upon the following significant accounting policies.

  A.  SECURITY VALUATION

  The Trust determines the net asset value per share of each Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM, Eastern time) on each Fund business day. Securities with a maturity of 60 days or less are valued at amortized cost. Other securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and asked price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value using procedures approved by the Trust's Board of Trustees.

  B.  INTEREST AND DIVIDEND INCOME

  Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

  C.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid quarterly on the Cutler Equity Income Fund and Cutler Approved List Equity Fund. Distributions of net realized capital gain, if any, are declared and paid annually.

  Distributions from net investment income and realized capital gain are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  D.  FEDERAL INCOME TAX

  As it is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders, no Federal income tax provision is required.

THE CUTLER TRUST

DECEMBER 31, 1996 (Unaudited)

  E.  SECURITY TRANSACTIONS

  Security transactions are recorded on a trade date basis. Realized gain and loss on investments are recorded on the basis of identified cost.

NOTE 2  INVESTMENT ADVISORY, MANAGEMENT AND OTHER SERVICES

  The investment adviser to each Fund is Cutler & Company LLC (the "Adviser"). Pursuant to an Investment Advisory Agreement effective May 1, 1996, the Adviser receives an advisory fee from Cutler Equity Income Fund and Cutler Approved List Equity Fund at an annual rate of 0.75% of the average daily net assets of each Fund. Prior to May 1, 1996, the advisory fee for Cutler Equity Income Fund and Cutler Approved List Equity Fund was 0.50%.

  Effective September 11, 1996, the manager of the Trust is Forum Administrative Services, LLC (the "Manager"), and is compensated for its services at an annual rate of 0.10% of the average daily net assets of each Fund. In addition, certain legal expenses were charged to the Trust by the Manager in the amount of $1,396. Forum Financial Services, Inc. a registered broker-dealer ("FFSI") acts as the Trust's distributor pursuant to a separate Distribution Agreement for which it receives no compensation.

  Prior to September 11, 1996, FFSI acted as Manager of the Funds and was compensated for its services at an annual rate of 0.10% of the average daily net assets. Forum Financial Corp. ("FFC") serves as the Trust's transfer agent and dividend disbursing agent and is compensated for those services in the amount of $12,000 per year for each Fund, plus certain other fees. FFC also performs portfolio accounting for the Trust and is compensated for those services by each Fund in the amount of $36,000 per year for each Fund, plus certain amounts based upon the number and types of portfolio transactions. The Manager, FFSI and
  FFC are affiliated companies.

  The Adviser, Manager and FFC voluntarily agreed to waive a portion of their fees to the Trust for certain expenses so that total expenses of each of the Funds would not exceed certain annual expense limitations. For the six months ended December 31, 1996, FFC waived fees totaling $6,000 on behalf of the Culter Approved List Equity Fund.

NOTE 3  TRANSACTIONS OF SECURITIES

  Cost of purchases and proceeds from sales (including maturities) of portfolio securities (excluding short-term investments) during the six months ended December 31, 1996 were as follows.

                                                       Proceeds from
                                  Cost of Purchases        Sales
                                  -----------------  ------------------
Cutler Equity Income Fund            $ 6,969,323         $8,730,168
Cutler Approved List Equity Fund         371,513          1,846,136

THE CUTLER TRUST

DECEMBER 31, 1996 (Unaudited)

  The tax cost basis for Federal income tax purposes and unrealized appreciation and depreciation based upon identified tax cost as of December 31, 1996 were as follows:

                                                                  Unrealized    Unrealized       Net
                                                     Tax Cost    Appreciation  Depreciation  Appreciation
                                                    -----------  ------------  ------------  ------------
Cutler Equity Income Fund                           $37,950,045  $11,912,220   $       --    $11,912,220
Cutler Approved List Equity Fund                     21,035,137   10,229,288       22,697     10,206,591

THE CUTLER TRUST

FINANCIAL HIGHLIGHTS

Selected per share data and
ratios for a share outstanding
throughout the period.

                                        CUTLER EQUITY                                          CUTLER APPROVED
                                         INCOME FUND                                              LIST FUND
                      -------------------------------------------------      ----------------------------------------------------
                      Six Months                                             Six Months
                        Ended                                                  Ended
                       December                                               December
                         31,               Year Ended June 30,                  31,                 Year Ended June 30,
                      ----------   ------------------------------------      ----------   ---------------------------------------
                       1996(f)      1996     1995       1994    1993(a)       1996(f)      1996     1995       1994     1993(a)
Beginning net asset
  value per share     $ 12.95      $ 10.96  $  9.56    $  9.95  $10.00       $ 14.18      $ 11.71  $  9.78    $ 10.09  $ 10.00
                      ----------   -------  -------    -------  -------      ----------   -------  -------    -------  ----------
Net investment
  income                 0.13         0.35     0.36(b)    0.27    0.10          0.10         0.21     0.24(b)    0.21     0.08
Net realized and
  unrealized gain
  (loss) on
  investments            1.44         2.13     1.40      (0.40)  (0.05 )        1.16         2.47     1.92      (0.31)    0.09
Dividends from net
  investment income     (0.14)       (0.35)   (0.34)     (0.26)  (0.10 )       (0.10)       (0.21)   (0.23)     (0.21)   (0.08)
Distributions from
  net realized gain
  on investments        (1.19)       (0.14)   (0.02)        --      --         (0.05)          --       --         --       --
                      ----------   -------  -------    -------  -------      ----------   -------  -------    -------  ----------
Ending net asset
  value per share     $ 13.19      $ 12.95  $ 10.96    $  9.56  $ 9.95       $ 15.29      $ 14.18  $ 11.71    $  9.78  $ 10.09
                      ----------   -------  -------    -------  -------      ----------   -------  -------    -------  ----------
                      ----------   -------  -------    -------  -------      ----------   -------  -------    -------  ----------
Ratios to average
  net assets:
  Expenses (c)          1.21%(d)     0.98%    0.97%      1.00%   0.98% (d)     1.26%(d)     1.05%    1.00%      1.00%    0.98%(d)
  Net investment
    income              1.99%(d)     2.81%    3.49%      3.49%   2.23% (d)     1.30%(d)     1.65%    2.20%      2.43%    2.27%(d)
Total return           12.31%       22.93%   18.63%     (1.37%)  0.90% (d)     8.89%       23.01%   22.33%     (1.07%)   3.31%(d)
Portfolio turnover
  rate                 15.86%       57.08%   43.37%     42.83%  32.04%         1.16%        8.97%   23.42%     22.27%   10.88%
Average brokerage
  commission rate
  (e)                 $0.0524      $0.0525      N/A        N/A     N/A       $0.0600      $0.0569      N/A        N/A      N/A
Net assets at the
  end of year (000's
  omitted)            $49,908      $46,285  $41,470    $19,706  $2,853       $31,145      $30,248  $21,890    $12,620   $3,618

(a) See Note 1 for applicable date of inception.

(b) Calculated using the weighted average number of shares outstanding.

(c) During the period, various fees and expenses were waived and reimbursed.
   Had such waiver and reimbursements not occured, the ratio
   of expenses to average net assets would have been:
                        1.21%(d)     0.98%    0.97%      1.45%   3.69% (d)     1.30%(d)     1.13%    1.23%      1.78%    4.53%(d)

(d) Annualized.

(e) Amount represents the average commission per share, paid to brokers, on the purchase and sale of portfolio securities.

(f) Unaudited.

THE CUTLER TRUST

TRUSTEES OF THE CUTLER TRUST
DECEMBER 31, 1996

                     KENNETH R. CUTLER
       [PHOTO]       Principal portfolio manager of the two equity mutual fund portfolios.
                     Principal portfolio manager of institutional equity funds with objectives similar to the mutual funds, that are managed separately by Cutler & Company
                     LLC.

                     JOHN Y. KEFFER
       [PHOTO]       Chairman, Forum Financial Corp., Transfer Agent, Forum Financial Services,
                     Inc., Distributor and Forum Administrative Services, LLC, Manager for both funds.

                     DR. HATTEN S. YODER, JR.
       [PHOTO]       Chairman Emeritus, Geophysical Laboratory, Carnegie Institute of Washington,
                     and consultant to the Los Alamos National Laboratory. A member of the National
                     Academy of Sciences, and many national and international scientific bodies.

                     BROOKE CUTLER ASHLAND
       [PHOTO]       Chief Executive Officer, Cutler & Company LLC, Investment Adviser to the
                     trust.

                     ROBERT B. WATTS, JR.
       [PHOTO]       Attorney in private practice. Formerly a senior level officer, counsel and corporate secretary with over 25 years of corporate, divisional and board level experience with two Fortune 100 companies.

THE CUTLER TRUST

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                                       21

THE CUTLER TRUST

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                                       22

THE CUTLER TRUST

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                                       23

                                                                THE CUTLER TRUST

TABLE OF CONTENTS
DECEMBER 31, 1996

                                                 Page
                                                 -----
Chairman's Letter to the Shareholders.......           1
Cutler Equity Income Fund Portfolio.........           2
Cutler Approved List Equity Fund
  Portfolio.................................           5
Statements of Assets and Liabilities........          12
Statements of Operations....................          13
Statements of Changes in Net Assets.........          14
Notes to Financial Statements...............          16
Financial Highlights (Per Share Data).......          19
Trustees of the Cutler Trust................          20

                                  Distributor

                         Forum Financial Services, Inc.

                              CUTLER & COMPANY LLC

                             INVESTMENT MANAGEMENT

                        INVESTMENT ADVISER TO THE TRUST

                      503 Airport Road, Medford, OR 97504

                        (800) 228-8537 - (541) 770-9000
                              Fax: (541) 779-0006

                               info @ cutler.com

------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
-------------------------------------------

                                 CUTLER EQUITY
                                  INCOME FUND

                              CUTLER APPROVED LIST
                                  EQUITY FUND

                               SEMI-ANNUAL REPORT

                               December 31, 1996